Taxation (Details Textual)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2012 USD ($)
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation At Statutory Income Tax Rate	25.00%	25.00%	25.00%
Unrecognized Tax Benefits, Beginning Balance	$ 1,900,000	$ 1,800,000	$ 700,000		$ 0
Unrecognized Tax Benefits, Increase Resulting from Current Period Tax Positions	100,000	1,100,000	700,000
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	125,330,830
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	6,400,000	$ 10,100,000	$ 9,200,000
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense, Total	$ 75,383
Minimum [Member]
Income Taxes [Line Items]
Operational Period	10 years
Deferred Tax Operating Loss Carryforwards Expiration Year	2016
Maximum [Member]
Income Taxes [Line Items]
Deferred Tax Operating Loss Carryforwards Expiration Year	2020
Non resident Enterprises [Member] | CHINA
Income Taxes [Line Items]
Effective Income Tax Rate	10.00%
Subsidiaries [Member] | Underpayment of income tax liability exceeding RMB100,000 (approximately $15,000) | CHINA
Income Taxes [Line Items]
Statute Of Limitations Years	5 years
Accrued Income Taxes	$ 15,000			¥ 100,000
Subsidiaries [Member] | Underpayment of income taxes is due to computational errors made by the taxpayer | CHINA
Income Taxes [Line Items]
Statute Of Limitations Years	3 years
Subsidiaries [Member] | Transfer Pricing Matters [Member] | CHINA
Income Taxes [Line Items]
Statute Of Limitations Years	10 years
Subsidiaries [Member] | Minimum [Member] | Non-Transfer Pricing Matters [Member] | CHINA
Income Taxes [Line Items]
Income Tax Examination, Year under Examination	2010
Subsidiaries [Member] | Minimum [Member] | Transfer Pricing Matters [Member] | CHINA
Income Taxes [Line Items]
Income Tax Examination, Year under Examination	2005
Subsidiaries [Member] | Maximum [Member] | CHINA
Income Taxes [Line Items]
Dividend Withholding Tax Rate	10.00%
Subsidiaries [Member] | Maximum [Member] | Non-Transfer Pricing Matters [Member] | CHINA
Income Taxes [Line Items]
Income Tax Examination, Year under Examination	2015
Subsidiaries [Member] | Maximum [Member] | Transfer Pricing Matters [Member] | CHINA
Income Taxes [Line Items]
Income Tax Examination, Year under Examination	2015